Financial Instruments - Detailed Information about In Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in Balance of Lease Financial Liabilities [Abstract]
Lease financial liability at beginning of year	$ 1,258	$ 1,176	$ 1,176
Additions from new leases	290	341	296
Reductions from payments	(296)	(256)	(276)
Cancellations and liability remeasurements	(47)	(24)	7
Foreign currency translation and accretion effects	(34)	21	(27)
Lease financial liability at end of year	$ 1,171	$ 1,258	$ 1,176